SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Certificates of deposit with banks	$ 1,498	$ 1,498
Interest-earning deposits with banks	$ 18,086	70
Weighted average interest rate	2.66%
Cedit conversion factor	10.00%
Reserve for unfunded commitments	$ 3,393	3,723	$ 4,002
Unrealized gains on marketable equity securities, pre tax	75
Unrealized gains on marketable equity securities, after tax	48
Payments under operating lease	553
Operating Leases Expire in 2018 [Member]
Payments under operating lease	160
Operating Leases Expire in 2019 [Member]
Payments under operating lease	90
Operating Leases Expire in 2020 [Member]
Payments under operating lease	48
Operating Leases Expire in 2021 [Member]
Payments under operating lease	$ 200
Core Deposit [Member]
Amortization period of intangible asset	1 year 3 months 11 days
Minimum [Member]
Interest rate of certificate of deposits	2.45%
Minimum [Member] | Building [Member]
Useful life of bank premises and equipment	20 years
Minimum [Member] | Furniture and Equipment [Member]
Useful life of bank premises and equipment	5 years
Minimum [Member] | Computer Equipment [Member]
Useful life of bank premises and equipment	3 years
Maximum [Member]
Maturity of deposits	10 years
Interest rate of certificate of deposits	3.00%
Maximum [Member] | Building [Member]
Useful life of bank premises and equipment	31 years 6 months
Maximum [Member] | Furniture and Equipment [Member]
Useful life of bank premises and equipment	10 years
Maximum [Member] | Computer Equipment [Member]
Useful life of bank premises and equipment	5 years
Maximum [Member] | Core Deposit [Member]
Amortization period of intangible asset	14 years
Unfunded Loan Commitment [Member]
Reserve for unfunded commitments	$ 20	$ 19